Assets Pledged as Collateral and Assets Held as Collateral - Summary of assets pledged as collateral (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 156,351	₩ 586,768
Pledged Assets Right to Sell or Pledge
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 13,374,326	₩ 13,579,738